Loans and Allowance for Credit Losses, Commitments to Lend (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing receivable, temporary advance arrangements	$ 75,400
Unfunded credit commitments	585,064	$ 558,701
Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	372,926	353,876
Commercial and industrial loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	346,991	330,492
Commercial real estate mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	8,206	6,984
Commercial real estate construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	17,729	16,400
Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	212,138	204,825
Real estate 1-4 family first mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	34,391	29,736
Real estate 1-4 family junior lien mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	36,916	37,719
Credit card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	114,933	109,840
Other revolving credit and installment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unfunded credit commitments	25,898	27,530
International [Member] | Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Letters of credit outstanding, amount	$ 862	$ 919